Staff costs (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Staff Costs
Short term employee benefits	£ 782	£ 677	£ 668
Post-employment benefits	11	21	21
Termination benefits	30
Share-based payment	201	22	53
Management Personnal Compensation	£ 1,024	£ 720	£ 742